Consolidated Statements of Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses, related party	$ 1,150,451	$ 1,394,025	$ 1,323,836